Statements of Operations and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Operations And Comprehensive Income [Abstract]
Premiums ceded	$ 30,271	$ 30,578	$ 29,907
Contract charges ceded	28,097	29,092	25,999
Contract benefits ceded	24,285	25,524	5,510
Interest credited ceded	$ 6,855	$ 8,457	$ 8,757